Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Consumer Discretionary Portfolio
September 30, 2023
VCI-NPRT3-1123
1.807732.119
Common Stocks - 100.4%
	Shares	Value ($)
Automobile Components - 3.9%
Automotive Parts & Equipment - 3.9%
Adient PLC (a)	46,100	1,691,870
Aptiv PLC (a)	57,060	5,625,545
Magna International, Inc. Class A (b)	30,380	1,628,672
		8,946,087
Automobiles - 15.0%
Automobile Manufacturers - 15.0%
General Motors Co.	15,700	517,629
Tesla, Inc. (a)	135,644	33,940,842
		34,458,471
Broadline Retail - 24.3%
Broadline Retail - 24.3%
Amazon.com, Inc. (a)	428,927	54,525,198
Ollie's Bargain Outlet Holdings, Inc. (a)	17,000	1,312,060
		55,837,258
Building Products - 0.6%
Building Products - 0.6%
The AZEK Co., Inc. (a)	46,308	1,377,200
Consumer Staples Distribution & Retail - 2.8%
Consumer Staples Merchandise Retail - 1.8%
Dollar Tree, Inc. (a)	33,909	3,609,613
Target Corp.	4,204	464,836
		4,074,449
Food Distributors - 1.0%
Performance Food Group Co. (a)	40,711	2,396,249
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		6,470,698
Hotels, Restaurants & Leisure - 18.7%
Casinos & Gaming - 2.6%
Caesars Entertainment, Inc. (a)	26,829	1,243,524
Churchill Downs, Inc.	18,848	2,187,122
Penn Entertainment, Inc. (a)	53,322	1,223,740
Red Rock Resorts, Inc.	32,800	1,344,800
		5,999,186
Hotels, Resorts & Cruise Lines - 8.0%
Booking Holdings, Inc. (a)	1,871	5,770,070
Hilton Worldwide Holdings, Inc.	45,970	6,903,775
Marriott International, Inc. Class A	21,844	4,293,657
Royal Caribbean Cruises Ltd. (a)	16,450	1,515,703
		18,483,205
Restaurants - 8.1%
ARAMARK Holdings Corp.	33,445	1,160,542
Brinker International, Inc. (a)	13,795	435,784
Chipotle Mexican Grill, Inc. (a)	1,660	3,040,838
Domino's Pizza, Inc.	11,436	4,331,842
Dutch Bros, Inc. (a)	15,997	371,930
McDonald's Corp.	23,473	6,183,727
Starbucks Corp.	32,870	3,000,045
		18,524,708
TOTAL HOTELS, RESTAURANTS & LEISURE		43,007,099
Household Durables - 3.7%
Home Furnishings - 1.9%
Tempur Sealy International, Inc.	98,803	4,282,122
Homebuilding - 1.8%
KB Home	37,660	1,742,905
PulteGroup, Inc.	33,360	2,470,308
		4,213,213
TOTAL HOUSEHOLD DURABLES		8,495,335
Specialty Retail - 21.6%
Apparel Retail - 5.6%
Aritzia, Inc. (a)	33,300	579,333
Burlington Stores, Inc. (a)	13,609	1,841,298
TJX Companies, Inc.	112,268	9,978,380
Victoria's Secret & Co. (a)	24,916	415,599
		12,814,610
Automotive Retail - 0.7%
O'Reilly Automotive, Inc. (a)	1,840	1,672,302
Home Improvement Retail - 11.1%
Floor & Decor Holdings, Inc. Class A (a)(b)	41,751	3,778,466
Lowe's Companies, Inc.	52,018	10,811,421
The Home Depot, Inc.	36,076	10,900,724
		25,490,611
Homefurnishing Retail - 1.0%
Wayfair LLC Class A (a)	5,466	331,076
Williams-Sonoma, Inc. (b)	12,750	1,981,350
		2,312,426
Other Specialty Retail - 3.2%
Academy Sports & Outdoors, Inc.	31,700	1,498,459
Bath & Body Works, Inc.	20,335	687,323
Dick's Sporting Goods, Inc.	43,494	4,722,579
Sally Beauty Holdings, Inc. (a)	48,370	405,341
		7,313,702
TOTAL SPECIALTY RETAIL		49,603,651
Textiles, Apparel & Luxury Goods - 9.8%
Apparel, Accessories & Luxury Goods - 4.6%
Levi Strauss & Co. Class A (b)	49,000	665,420
lululemon athletica, Inc. (a)	10,756	4,147,621
LVMH Moet Hennessy Louis Vuitton SE	1,169	882,397
PVH Corp.	33,305	2,548,166
Tapestry, Inc.	85,999	2,472,471
		10,716,075
Footwear - 5.2%
Deckers Outdoor Corp. (a)	7,414	3,811,463
NIKE, Inc. Class B	72,396	6,922,506
On Holding AG (a)	14,694	408,787
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	11,100	543,345
Wolverine World Wide, Inc.	30,100	242,606
		11,928,707
TOTAL TEXTILES, APPAREL & LUXURY GOODS		22,644,782
TOTAL COMMON STOCKS (Cost $147,896,570)		230,840,581

Money Market Funds - 2.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c)	93,680	93,699
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	6,488,890	6,489,539
TOTAL MONEY MARKET FUNDS (Cost $6,583,238)		6,583,238

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $154,479,808)	237,423,819
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(7,429,476)
NET ASSETS - 100.0%	229,994,343

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	119,017	40,605,392	40,630,710	51,119	-	-	93,699	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	5,380,314	57,209,457	56,100,232	20,905	-	-	6,489,539	0.0%
Total	5,499,331	97,814,849	96,730,942	72,024	-	-	6,583,238

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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